1. BASIS OF PRESENTATION: Cash and Cash Equivalents (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For the purposes of the balance sheet and statement of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be a cash equivalent.